Income taxes - Disclosure of income tax expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Current income tax expense
Current income tax expense in respect of the current year	$ 506,608	$ 475,833
Adjustments recognized in the current year in relation to the income tax expense of prior years	1,705	19,021
Total current income tax expense	508,313	494,854
Deferred income tax recovery
Deferred income tax expense (recovery) relating to the origination and reversal of temporary differences	359	(6,165)
Deferred income tax recovery relating to changes in tax rates	0	(460)
Adjustments recognized in the current year in relation to the deferred income tax recovery of prior years	(7,855)	(19,309)
Total deferred income tax recovery	(7,496)	(25,934)
Total income tax expense	$ 500,817	$ 468,920